Provision for Income Taxes	12 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
Provision for Income Taxes

NOTE 7 - PROVISION FOR INCOME TAXES

The Company accounts for income taxes under ASC 740, “Accounting for Income Taxes”, which requires use of the liability method. ASC 740 provides that deferred tax assets and liabilities are recorded based on the differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes, referred to as temporary differences. Deferred tax assets and liabilities at the end of each period are determined using the currently enacted tax rates applied to taxable income in the periods in which the deferred tax assets and liabilities are expected to be settled or realized.

The provision for (benefit from) income taxes differs from the amount computed by applying the statutory federal income tax rate to income (loss) before provision for income taxes. The sources and tax effects of the differences are as follows:

	Year Ended June 30
	2017	2016

Expected tax at 35%	$(33,528)	$(43,875)
Increase in valuation allowance	33,528	43,875
Provision for (benefit from) income taxes	$-	$-

Deferred tax assets as of June 30, 2017 and June 30, 2016 are calculated as follows:

	2017	2016
Deferred tax assets:
Net operating loss carry forward	$427,823	$394,295
Less: valuation allowance	(427,823)	(394,295)
Net deferred tax assets	$-	$-

During the year ended June 30, 2017, the Company recorded an increase in the valuation allowance of $33,528, as compared to $43,875 for the previous year, on the deferred tax assets to reduce the total to an amount that management believes will ultimately be realized. Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carryforwards are expected to be available to reduce taxable income. There was no other activity in the valuation allowance account during the year ended June 30, 2017.

The net operating loss carryforward of approximately $1,222,351 at June 30, 2017 expires commencing in year 2029.

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carryforwards for Federal income tax reporting purposes are subject to annual limitations. Should a significant change in ownership occur, net operating loss carryforwards may be limited as to use in the future.

The Company has no tax positions. All tax years remain subject to examination by taxing jurisdictions.